Cover	Apr. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-32919
Entity Registrant Name	ASCENT SOLAR TECHNOLOGIES, INC.
Entity Central Index Key	0001350102
Entity Tax Identification Number	20-3672603
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Grant Street
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80241
City Area Code	(720)
Local Phone Number	872-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	ASTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false